Document and Entity Information	9 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Viggle Inc.
Entity Central Index Key	0000725876
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company